Real Estate Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Intangibles (Tables) [Abstract]
Summary of real estate intangibles excluding those classified as held for sale

The following is a summary of our real estate intangibles, excluding those classified as held for sale, as of the dates indicated (dollars in thousands):

	December 31, 2012	December 31, 2011
Assets:
In place lease intangibles	$541,729	$332,645
Above market tenant leases	56,086	35,973
Below market ground leases	61,450	51,316
Lease commissions	14,419	8,265
Gross historical cost	673,684	428,199
Accumulated amortization	(257,242)	(148,380)
Net book value	$416,442	$279,819

Weighted-average amortization period in years	16.4	17.0

Liabilities:
Below market tenant leases	$77,036	$67,284
Above market ground leases	9,490	5,020
Gross historical cost	86,526	72,304
Accumulated amortization	(27,753)	(21,387)
Net book value	$58,773	$50,917

Weighted-average amortization period in years	14.3	12.3

The following is a summary of real estate intangible amortization for the periods presented (in thousands):

	Year Ended December 31,
	2012	2011	2010
Rental income related to above/below market tenant leases, net	$1,120	$3,340	$3,829
Property operating expenses related to above/below market ground leases, net	(1,285)	(1,161)	(1,049)
Depreciation and amortization related to in place lease intangibles and lease commissions	(103,044)	(98,856)	(18,298)

The future estimated aggregate amortization of intangible assets and liabilities is as follows for the periods presented (in thousands):

	Assets	Liabilities
2013	$112,730	$7,200
2014	62,787	6,616
2015	29,220	5,645
2016	23,201	5,233
2017	23,453	4,920
Thereafter	165,051	29,159
Totals	$416,442	$58,773